Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Foreign currency translation
Foreign currency translation

Foreign currency transactions are translated into functional currencies at exchange rates in effect on the date of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated into functional currencies at the foreign exchange rate applicable at that period-end date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Expenses are translated at the exchange rates that approximate those in effect on the date of the transaction. Realized and unrealized exchange gains and losses are recognized in the consolidated statement of loss and comprehensive loss.

On consolidation, assets and liabilities of operations with a functional currency other than US dollars are translated into US dollars at period-end foreign currency rates. Revenues and expenses of such operations are translated into US dollars at average rates for the period. Foreign currency translation gains and losses are recognized in other comprehensive income. The relevant amount in cumulative foreign currency translation adjustment is reclassified into earnings upon disposition of a foreign operation.
Revenue recognition and related cost recognition and Accrued and deferred revenue
Revenue recognition and related cost recognition

The Company recognizes revenue to depict the transfer of promised products and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those products and services by applying the following steps:

•identify the contract with a customer;
•identify the performance obligations in the contract;
•determine the transaction price;
•allocate the transaction price; and
•recognize revenue when, or as, the Company satisfies a performance obligation.

Revenue represents the amount the Company expects to receive for products and services in its contracts with customers, net of discounts and sales taxes. The Company derives revenue from subscriptions to access its hosted SaaS platform, including related support and maintenance (“subscription revenue”), and from the provision of professional services including implementation services, technical services and training. Professional services offered by the Company do not include significant customization to, or development of, the software.

The Company recognizes revenue upon transfer of control of products or services to customers. The Company’s contracts with customers often include multiple products and services. The Company evaluates these arrangements to determine the appropriate unit(s) of accounting (performance obligation(s)) for revenue recognition purposes based on whether the product or service is distinct from some or all of the other products or services in the arrangement. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the Company’s promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer. Non-distinct products and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation. Subscription revenue and professional services are generally capable of being distinct for the Company and are accounted for as separate performance obligations.

The total consideration for the arrangement is allocated to the separate performance obligations based on their relative standalone selling price and the revenue is recognized for each performance obligation when the requirements for revenue recognition have been met. The Company determines the standalone selling price (“SSP”) of each performance obligation based on the normal or consistently applied selling price range when they are sold separately. We update our estimates of SSP on an ongoing basis through internal periodic reviews and as events or circumstances may require.

Subscription revenue related to the provision of access to the SaaS platform is recognized ratably over the enforceable subscription contract term, once the customer has been provisioned access to the platform. Ratable recognition reflects its continuous obligation to stand-ready to provide access to the platform and provide technical support and maintenance including when-and-if-available software upgrades to the customer. The customer receives and consumes the benefit of access to the SaaS platform equally on a daily basis.

Professional services revenue is recognized over time as services are performed based on the proportion performed to date relative to the total expected services to be performed, which is normally over the first few months of a contract with progress being measured over the implementation and training period. The Company applies labour hours expended which is an input method to measure progress towards complete satisfaction of professional services revenue performance obligations. Labour hours expended relative to the total expected labour hours to be expended provides a faithful depiction of the Company's performance towards complete satisfaction of the professional services performance obligations as it closely reflects the completion of activities based on budgeted labour hours and the value of the services transferred cannot be measured directly.

The Company records contract costs which consists of two components, customer acquisition costs and costs to fulfill a contract.

The Company records customer acquisition costs for selling commissions paid at the inception of a contract that are incremental costs of obtaining the contract, if the Company expects to recover those costs. Contract acquisition costs are subsequently amortized on a straight-line basis over a period consistent with the pattern of transfer of the products and services to which the asset relate, including specifically identifiable expected renewals. The amortization of customer acquisition costs is recorded as a sales and marketing expense in the consolidated statement of loss and comprehensive loss.

The Company has elected to apply the practical expedient to not adjust the total consideration over the contract term for the effect of a financing component if the period between the transfer of services to the customer and the customer’s payment for these services is expected to be one year or less.

Costs to fulfill a contract, or fulfillment costs, are only capitalized if they relate directly to a contract with a customer, the costs generate or enhance resources that will be used to satisfy the performance obligations in the future, and the costs are expected to be recoverable. Fulfillment costs are amortized over the term of the initial contract signed with the customer. The amortization of fulfillment costs is classified as a cost of revenue in the consolidated statement of loss and comprehensive loss.

Accrued and deferred revenue

Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer. The timing of revenue recognition and the contractual payment schedules often differ, resulting in contractual payments being billed before contractual products or services are delivered. Generally, the payment terms are between 30 to 60 days from the date of invoice. The amounts that are billed, but not earned, are recognized as deferred revenue. When products or services have been transferred to customers and revenue has been recognized, but not billed, the Company recognizes and includes these amounts as accrued revenue within trade and other receivables.

Deferred revenue primarily relates to subscription revenue agreements and professional services agreements, which have been paid for by customers prior to the performance of those services. Generally, the services will be provided in the next twelve months and are classified as current based on the length of the arrangement.

Cost of revenue
Cost of revenue

Cost of revenue is comprised of costs related to provisioning and hosting the learning platform and related products and the delivery of support and professional services. Significant expenses included in cost of revenue include employee wages and benefits expenses, web hosting fees, software and partner fees.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents include cash held at financial institutions and short-term investments in highly liquid marketable securities, having a term to maturity of three months or less.

Property and equipment
Property and equipment

The Company’s property and equipment are measured at cost less accumulated depreciation and impairment losses.
The cost of an item of property and equipment includes expenditures that are directly attributable to the acquisition or construction of the asset.

Depreciation is recorded on a straight-line basis over the estimated useful lives as outlined below:

Electronic equipment        3 years
Furniture            5 years
Building                25 years
Leasehold improvements         Lease term

Land is not depreciated.

The Company assesses an asset’s residual value, useful life and depreciation method on an annual basis or more frequently if any events have indicated a change to these estimates are required and makes adjustments if appropriate.
Gains and losses on disposal of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of the property and equipment and are recognized in the consolidated statement of loss and comprehensive loss.
Business combinations
Business combinations

Business combinations are accounted for using the acquisition method. In applying the acquisition method, the Company separately measures at their acquisition-date fair values, the identifiable assets acquired, the liabilities assumed, goodwill acquired and any non-controlling interest in the acquired entity. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement that does not require continued employment services. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Acquisition costs in connection with a business combination are expensed as incurred.
Goodwill is measured as the excess of the fair value of the consideration transferred, less any non-controlling interest in the entity being acquired at the proportionate share of the recognized net identifiable assets acquired. Goodwill acquired through a business combination is allocated to each CGU or group of CGUs that are expected to benefit from the related business combination. A group of CGUs represents the lowest level within the entity at which the goodwill is monitored for internal management purposes, which is not higher than an operating segment. Goodwill is tested for impairment annually or more frequently if certain indicators arise that indicate goodwill is impaired.
Contingent consideration
Contingent consideration

The Company accounts for contingent consideration as a financial liability measured at fair value through profit or loss and subsequently re-measures fair value at the end of each reporting period. The change in the fair value of the contingent consideration, if any, is recognized as a gain or loss in the consolidated statements of loss and comprehensive loss.

Intangible assets
Intangible assets

The Company’s intangible assets relate to acquired identifiable intangible assets, such as trademarks, software technology and customer relationships. Intangible assets acquired separately are measured on initial recognition at cost.

Intangible assets with a finite life are amortized over the estimated useful life on a straight-line basis as follows:

Brand and trademarks        3 years
Software technologies         5 - 10 years
Customer relationships        5 - 10 years
The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.
Impairment of long-lived assets, intangible assets and goodwill
Impairment of long-lived assets, intangible assets and goodwill

Property and equipment and definite life intangible assets are reviewed for indicators of impairment when events or changes in circumstances indicate that the carrying amounts may not be recoverable. If the Company determines that the carrying amount of an asset or CGU is not recoverable, the Company records an impairment loss equal to the excess of the carrying amount over the recoverable amount of the asset or CGU. The recoverable amount of the asset or CGU is equal to the higher of its fair value less costs to sell and value-in-use.

The Company tests goodwill for impairment annually, during the fourth quarter of each fiscal year, and in the interim whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount of a CGU exceeds its estimated recoverable amount. If the recoverable amount of the CGU, which is the higher of its fair value less costs to sell or its value-in-use, exceeds its carrying amount there is no goodwill impairment. There have been no goodwill impairments recorded during the periods presented.

Government assistance
Government assistance

Government assistance, which mainly includes research and development and other tax credits, is recognized when there is reasonable assurance it will be received and all related conditions will be complied with. Government assistance is recognized as a reduction of the related expenditure over the period necessary to match the government assistance on a systematic basis to the costs it is intended to subsidize.

Research and development
Research and development

Expenditures on research activities, undertaken with the prospect of gaining technical knowledge and understanding, are recognized in the consolidated statement of loss and comprehensive loss as an expense as incurred.

Provisions	ProvisionsProvisions are recognized when the Company has a present obligation (legal or constructive) (a) as a result of a past event; (b) when it is more probable than not that an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) when a reliable estimate can be made of the amount of the obligation.
Leases
Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right of control for the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset (“ROU asset”) and a lease liability at the lease commencement date, which is the date the leased asset is available for use. The ROU asset is primarily related to office leases and is initially measured based on the initial amount of the lease liability, adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred. The lease liabilities include the net present value of the following lease payments:

•fixed payments (including any in-substance fixed payments, less any lease incentives receivable);
•variable lease payments that are based on an index or a rate;
•amounts expected to be payable by the lessee under residual value guarantees;
•exercise price of any purchase option if the Company is reasonably certain to exercise that option; and
•payments for penalties for terminating the lease, if the lease term reflects the Company exercising that option.

The ROU assets are depreciated to the earlier of the end of useful life of the ROU asset or the lease term using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits.

The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the ROU asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

Lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate, which is the rate the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

ROU assets are measured at cost comprising the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

The lease liability is classified and accounted for at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the ROU asset unless it has been reduced to zero. Any further reduction in the lease liability is then recognized in profit or loss.

The Company has elected to apply the practical expedient not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of twelve months or less and for leases of low value assets. The lease payments associated with those leases is recognized as an expense on a straight-line basis over the lease term.

A lease modification will be accounted for as a separate lease if the modification increases the scope of the lease and if the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope. For a modification that is not a separate lease or where the increase in consideration is not commensurate, at the effective date of the lease modification, the Company will remeasure the lease liability using the Company’s incremental borrowing rate, when the rate implicit to the lease is not readily available, with a corresponding adjustment to the ROU asset.
When the Company acts as an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. The Company assesses the lease classification of a sub-lease with reference to the ROU asset arising from the head lease, not with reference to the underlying asset. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the ROU asset. If this is the case, then the lease is accounted for as a net investment in finance lease. If not, then it is an operating lease. As part of this assessment the Company considers certain indicators such as whether the lease is for the major part of the economic life of the ROU asset.
Employee benefit obligations
Employee benefit obligations

The Company provides an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code. Under this arrangement, the Company is obligated to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology as used for a defined benefit plan. These benefits are unfunded. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method.

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise, and are not reclassified to profit or loss in subsequent periods. These obligations are valued annually.

Past service costs are recognized in profit or loss on the earlier of:

•the date of the plan amendment or curtailment; and
•the date that the Company recognizes related restructuring costs.

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Company recognizes the following changes in the net defined benefit obligation:

•service costs comprising current service costs, past-service costs, gains and losses on curtailments and non-routine settlements; and
•net interest expense or income.

Income taxes
Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from “profit before tax” as reported in the consolidated statement of loss and comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the year.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent it is probable taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each year and reduced to the extent it is not probable sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the year in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the year.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the year, to recover or settle the carrying amount of its assets and liabilities.
Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive loss or directly in equity, in which case the current and deferred taxes are also recognized in other comprehensive loss or directly in equity, respectively.
Share-based payments
Share-based payments

The Company has multiple components of its equity incentive plan including stock options, deferred share units (“DSUs”), restricted share units (“RSUs”), performance share units (“PSUs”), and shares issued pursuant to the employee share purchase plan (“ESPP”). These equity-settled awards are measured at fair value on the grant date. Share-based compensation is recognized over the period in which all the specified vesting conditions are met.

The Company grants equity-settled stock options to purchase common shares to certain employees and officers. Stock options vest over 4 or 5 years and expire after 10 years.

The fair value of the stock options is determined using the Black-Scholes option-pricing model. Estimates are required for inputs to this model including the fair value of the underlying shares, the expected life of the option, volatility, expected dividend yield and the risk-free interest rate. Variation in actual results for any of these inputs will result in a different value of the stock option realized from the original estimate.

The Company’s Board of Directors may fix, from time to time, a portion of the total compensation (including annual retainer) paid by the Company to a director in a calendar year for service on the Board (the “Director Fees”) that are to be payable in the form of DSUs. Directors may elect to receive all or portion of their quarterly retainer Director Fees in the form of DSUs. The number of DSUs that a director will receive in respect of any period is calculated by dividing (a) the amount of any bonus or similar payment that is to be paid in DSUs by (b) the market price of a share on the date of the grant, with the balance, if any being paid in cash. The DSUs are treated as equity-settled instruments for accounting purposes. We expect that vested DSUs will be paid at settlement through the issuance of one common share per DSU. DSUs shall vest immediately upon grant or be subject to a one-year vesting period.

The Company has granted RSUs to employees of the Company. The RSUs are treated as equity-settled instruments for accounting purposes. The Company expects that vested RSUs will be settled through the issuance of one common share per RSU. The RSUs vest over a period of four years. The fair value is determined based on the market value of the Company's shares at the time of grant.

No PSUs were outstanding in any of the periods presented.

Share-based compensation expense related to the ESPP is measured based on grant date at fair value of the expected discount to be provided to the employees who are registered in the plan. The Company recognizes share-based compensation expense related to shares issued pursuant to the ESPP on a straight-line basis over the offering period, which is 6 months. The ESPP allows employees to purchase shares of the Company's common stock at a 15 percent discount from the Company’s stock price on the last day of the offering period. Under the plan, employees may change their percentage election or withdraw from the plan at any time during the offering period. The ESPP does not include any buy-back provisions or price protection against reductions in share price.

Loss per share
Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year.
Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares, which are comprised of additional shares from the assumed exercise or conversion of stock options, DSUs, and RSUs.
Financial instruments
Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

•Financial assets

On initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit and loss (“FVTPL”). The classification of financial assets is based on the business model in which a financial asset is managed and its contractual cash flow characteristics.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	Subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	Subsequently measured at amortized cost using the effective interest method, less any impairment losses. Interest income, foreign exchange gains and losses and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
•Financial liabilities

The Company initially recognizes financial liabilities at fair value on the date that the Company becomes a party to the contractual provisions of the instrument.

The Company classifies its financial liabilities as either financial liabilities at FVTPL or amortized cost.

Subsequent to initial recognition, other liabilities are measured at amortized cost using the effective interest method. Financial liabilities at FVTPL are stated at fair value with changes in fair value being recognized in profit or loss.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

•Financial liabilities and equity instruments

•Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

•Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

•Classification of financial instruments

The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics and management intent as outlined below:

Cash and cash equivalents        Amortized cost
Trade and other receivables        Amortized cost
Trade and other payables        Amortized cost
Contingent consideration        Fair value through profit or loss
Lease obligations        Amortized cost
Mortgage payable        Amortized cost

•Impairment of financial assets

An expected credit loss (“ECL”) model applies to financial assets measured at amortized cost. The Company’s financial assets measured at amortized cost and subject to the ECL model consist primarily of trade receivables. The Company applies the simplified approach to impairment for trade and other receivables by recognizing lifetime expected losses on initial recognition through both the analysis of historical defaults and a reassessment of counterparty credit risk in revenue contracts on an annual basis.

Basis of measurement
Basis of measurement

These financial statements have been prepared on a going-concern basis under the historical cost method except for contingent consideration which is measured at fair value. Historical costs are generally based on the fair value of the consideration given in exchange for goods and services received.

Basis of consolidation
Basis of consolidation

The financial statements comprise the financial statements of the Company and its wholly-owned subsidiaries.

The Company has the following subsidiaries:

Entity name	Country	Ownership percentage December 31, 2021	Ownership percentage December 31, 2020
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée[1] (“Docebo France”)	France	100	100
Docebo DACH GmbH[2] (“Docebo Germany”)	Germany	100	—

1 On March 18, 2021 forMetris Société par Actions Simplifiée (“forMetris”) changed its name to Docebo France Société par Actions Simplifiée.

2 On March 23, 2021 the Company incorporated a new subsidiary, Docebo Germany.
Subsidiaries are consolidated from the date of acquisition, which is the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate there are changes to one or more of the three elements of control listed above. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions and dividends are eliminated on consolidation.
Functional currency and presentation currency
Functional and presentation currency

These financial statements are expressed in thousands of United States dollars, except as otherwise noted. Docebo’s functional currency is Canadian dollars (“C$”) and the functional currencies of the Company’s wholly owned subsidiaries are as follows:

Docebo NA Inc.            United States dollars
Docebo EMEA FZ-LLC        United Arab Emirates dirham
Docebo S.p.A.            Euros
Docebo UK            British pounds
Docebo France            Euros
Docebo Germany            Euros

The presentation currency is different than the functional currency of the Company for industry and market comparability reasons.

Use of estimates, assumptions and judgments
Use of estimates, assumptions and judgments

The preparation of these financial statements in conformity with IFRS requires management to make estimates, assumptions and judgments that affect the application of accounting policies and the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The impact of the novel coronavirus (“COVID-19”) pandemic, with its combined health toll and sharp decline in global economic output, is unprecedented and the full extent of the impact will depend on future developments. These developments are highly uncertain and cannot be accurately predicted, including new information which may emerge concerning its severity, its duration and actions by government authorities to contain the outbreak or manage its impact. The extent of the impact of COVID-19 and measures taken to contain the virus on our results of operations and overall financial performance remains uncertain.
The significant areas requiring estimates and assumptions in determining the reported amounts in the consolidated financial statements are as follows:Business combinationsBusiness combinations are accounted for in accordance with the acquisition method. The consideration transferred and the acquiree’s identifiable assets, and liabilities are measured at their fair value. The Company determines fair value by using appropriate valuation techniques which are generally based on a forecast of the total expected future net discounted cash flows. These evaluations are linked closely to the assumptions made by management regarding the future performance of the related assets.

•Contingent consideration

The Company recognizes the fair value of contingent consideration relating to acquisitions on the date the transaction closes. Contingent consideration is classified as a liability carried at fair value with changes in fair value flowing through the consolidated statements of loss and comprehensive loss. Contingent consideration is initially measured at fair value based on management’s best estimate of the probability of the attainment of specified revenue targets at the date of acquisition and is subsequently revalued at each financial reporting period-end. Management’s estimate of the probability of the attainment of specified revenue targets takes into account management’s evaluation of the revenue and earnings forecasts for the respective acquired businesses and the risks thereon. Changes in management’s estimate of the probability of achieving the specified target could have a material impact on the valuation of the contingent consideration liability.
The following are the critical judgements, apart from those involving estimations, that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the financial statements:

•Revenue recognition

The Company derives its revenues from two main sources: software as-a-service application (“SaaS”); and professional services revenue, which includes services such as initial implementation, project management, training and integration.

The Company enters into significant revenue contracts with certain large enterprise customers that contain non-standard terms and conditions, pricing and promised services. Significant management judgment can be required to assess the impact of these items on the amount and timing of revenue recognition for these contracts including the determination of performance obligations, calculation of transaction price, allocation of transaction price across performance obligations, and timing of revenue recognition.

•Contract costs

Contract costs include customer acquisition costs, which consist primarily of sales commissions paid to sales personnel. These costs are deferred as a contract cost asset as they are considered to be incremental costs incurred to obtain a customer contract and amortized on a straight-line basis over a period of benefit that the Company has determined to be five years. The Company uses judgement to determine the period of benefit by taking into consideration its customer contracts and customer life, its technology and other factors.

•Trade and other receivables

The recognition of trade and other receivables and loss allowances requires the Company to assess credit risk and collectability. The Company considers historical trends and any available information indicating a customer could be experiencing liquidity or going concern problems and the status of any contractual or legal disputes with customers in performing this assessment. The Company has established a provision matrix that is based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment, including the potential impact of the COVID-19 pandemic.

•Impairment of non-financial assets

Judgement is required to assess the Company’s determination of its cash generating units for purposes of impairment testing. The Company has determined that the consolidated business is represented by a single cash generating unit (“CGU”).
•Income taxes

The Company computes an income tax provision in each of the tax jurisdictions in which it operates. Actual amounts of income tax expense only become final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of the consolidated financial statements. Additionally, estimation of income taxes includes evaluating the recoverability of deferred tax assets against future taxable income based on an assessment of the ability to use the underlying future tax deductions before they expire. To the extent that estimates of future taxable income differ from the tax return, earnings would be affected in a subsequent period.

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

•Functional currency

The Company uses judgment in determining the functional currency for each entity within the consolidated group. The functional currency is determined based on an evaluation of the currency of each respective entities’ primary economic environment. This requires an evaluation of the currency that primarily influences selling prices and the currency which mainly influences expenses and cash outflows, among other factors. The Company has taken these factors into account when determining the functional currency for each entity in the consolidated group.

•Segment information
The Company uses judgement in determining its operating segments by taking into consideration the Chief Operating Decision Maker’s (“CODM”) assessment of overall performance and decisions such as resource allocations and delegation of authority. The Company has determined that it operates as a single operating and reporting segment.